RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 11 - RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

During 2018 we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups. Through September 30, 2021 no fees were due or payable under this arrangement. In July 2021, we ended our arrangement with this consultant and no future payments will be due to either party.

During 2019 we entered into a two year non-exclusive consulting agreement with a principal shareholder to act as Company’s consultant with respect to introducing the Company to potential acquisition and partnership targets. The Company has agreed to pay the consultant a retainer of $10,000 per month as a non-recoverable draw against any finder fees earned. The Company has also agreed to pay the consultant the sum of $5,500 per month for three years ($198,000 total) as a finder’s fee for introducing Genesys to the Company. This payment is included in the $10,000 monthly retainer payment. We have recorded consulting fees expense of $0 and $13,500 during each of the three- and nine-month periods ended September 30, 2021, respectively. The term of the consulting agreement was completed in March 2021. We have recorded consulting fees expense of $13,500 and $40,500 during each of the three and nine month periods ended September 30, 2020, respectively. In July 2021 we completed payments for all accrued compensation and future payments owed under the consulting agreement. No further payments will be owed under this consulting agreement.

Under a technology services agreement entered into on January 17, 2020, we use a related party firm of the Company, Recruiter.com Mauritius, for software development and maintenance related to our website and the platform underlying our operations. This arrangement was oral prior to January 17, 2020. The initial term of the Services Agreement is five years, whereupon it shall automatically renew for additional successive 12-month terms until terminated by either party by submitting a 90-day prior written notice of non-renewal. The firm was formed outside of the United States solely for the purpose of performing services for the Company and has no other clients. A consultant to the Company, who was our Chief Technology Officer until July 15, 2021, and thereafter our Chief Web Officer, is an employee of Recruiter.com Mauritius and exerts control over Recruiter.com Mauritius. Pursuant to the Services Agreement, the Company has agreed to pay Recruiter.com Mauritius fees in the amount equal to the actualized documented costs incurred by Recruiter.com Mauritius in rendering the services pursuant to the Services Agreement. Payments to this firm were $38,473 and $55,135 for the three months ended September 30, 2021 and 2020, respectively, Payments to this firm were $151,157 and $173,515 for the nine months ended September 30, 2021 and 2020, respectively. These payments are included in product development expense in our consolidated statement of operations.

We are a party to that certain license agreement with Genesys. An executive officer of Genesys is a significant equity holder and a member of our Board of directors. Pursuant to the License Agreement Genesys has granted us an exclusive license to use certain candidate matching software and renders certain related services to us. The Company has agreed to pay to Genesys (now called Opptly) a monthly license fee of $5,000 beginning September 29, 2019 and an annual fee of $1,995 for each recruiter being licensed under the License Agreement along with other fees that might be incurred. The Company has also agreed to pay Opptly monthly sales subscription fees beginning September 5, 2019 when Opptly assists with closing a recruiting program. During the three months ended September 30, 2021 and 2020, we charged to operating expenses $25,121 and $40,114 for services provided by Opptly. During the nine months ended September 30, 2021 and 2020, we charged to operating expenses $112,149 and $127,044 for services provided by Opptly. As of August 6, 2021 we had paid off all remaining payables to Opptly due at that time and amended our agreement. We will continue with the License Agreement but have cancelled the sales subscription and services agreements. There could be other fees that will be owed as incurred, based on communication overages. As of September 30, 2021, the Company owes Opptly $116,880 in payables.

Icon Information Consultants performs certain the back office and accounting roles for Recruiting Solutions. Icon Information Consultants then charges a fee for the services along with charging for office space. Icon Information Consultants and Icon Industrial Solutions (collectively “Icon”) also provide “Employer of Record” (“EOR”) services to Recruiting Solutions which means that they process all payroll and payroll tax related duties of temporary and contract employees placed at customer sites and is then paid a reimbursement and fee from Recruiting Solutions. A representative of Icon is a member of our board of directors. Icon Canada also acts as an EOR and collects the customer payments and remits the net fee back to Recruiting Solutions. Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $35,519 and $106,842 for the three and nine months ended September 30, 2021, respectively, and was $35,519 and $104,837 for the three and nine months ended September 30, 2020, respectively. EOR costs related to customers processed by Icon Canada was $33,212 and $99,904 for the three and nine months ended September 30, 2021, respectively, and was $33,212 and $98,066 for the three and nine months ended September 30, 2020, respectively. Currently, there is no intercompany agreement for those charges and they are calculated on a best estimate basis. As of September 30, 2021, the Company owed Icon $106,968 in payables and Icon Canada owes $26,081 (included in accounts receivable) to the Company. During the three and nine months ended September 30, 2021, we charged to cost of revenue $119,147 and $452,250, respectively, related to services provided by Icon as our employer of record. During the three and nine months ended September 30, 2020, we charged to cost of revenue $189,425 and $1,078,667, respectively, related to services provided by Icon as our employer of record. During the three and nine months ended September 30, 2021, we charged to operating expenses $0 and $132,253, respectively, related to management fees, rent and other administrative expense. During the three and nine months ended September 30, 2020, we charged to operating expenses $70,450 and $200,178, respectively, related to management fees, rent and other administrative expense. During the three and nine months ended September 30, 2021, we charged to interest expense $0 and $30,466, respectively, related to finance charges on accounts payable owed to Icon. In July 2021, we paid Icon $1,075,645 to satisfy all outstanding payables for all services including interest charges. In July 2021, we also ended all contractual relationships with Icon for back office and accounting services, as well as office space. Icon will continue to provide EOR services on an as needed basis.

We also recorded placement revenue from Icon of $0 and $7,919 during the three months ended September 30, 2021 and 2020, respectively, and $970 and $21,349 during the nine months ended September 30, 2021 and 2020, respectively. We have a receivable from Icon of $22,951 which is included in accounts receivable at September 30, 2021.

We used a related party firm of the Company to pay certain recruiting services provided by employees of the firm during the three months ended March 31, 2021. During the three months ended March 31, 2021, we charged to cost of revenue $17,745 related to services provided, with no expense in the three months ended September 30, 2021 and no balance owed as of September 30, 2021.

NOTE 13 — RELATED PARTY TRANSACTIONS

During 2018 we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups. Through December 31, 2020 no fees were due or payable under this arrangement.

In April 2019 a consultant (who is also a principal shareholder and former noteholder of the Company) forgave accrued fees due to him in the amount of $187,500. This amount has been credited to paid-in capital.

During 2019, a consultant who is a principal shareholder of the Company purchased 13,750 of our Series D preferred stock units for $250,000 through delivering common stock of another company which had a market value of $240,000 and $10,000 in a settlement. There were 34,376 warrants issued with the 13,750 units.

During 2019 we entered into a two-year non-exclusive consulting agreement with a principal shareholder to act as Company’s consultant with respect to introducing the Company to potential acquisition and partnership targets. The Company has agreed to pay the consultant a retainer of $10,000 per month as a non-recoverable draw against any finder fees earned. The Company has also agreed to pay the consultant the sum of $5,500 per month for three years ($198,000 total) as a finder’s fee for introducing Genesys to the Company. This payment is included in the $10,000 monthly retainer payment. We have recorded consulting fees expense of $54,000 and $238,500 during the years ended December 31, 2020 and 2019, respectively. At December 31, 2020, $104,500 of the Genesys finder’s fee and $18,000 of monthly fee expense is included in accrued compensation. At December 31, 2019, $148,500 of the Genesys finder’s fee is included in accrued compensation.

Under a technology services agreement entered into on January 17, 2020, we use a related party firm of the Company, Recruiter.com Mauritius, for software development and maintenance related to our website and the platform underlying our operations. This arrangement was oral prior to January 17, 2020. The initial term of the Services Agreement is five years, whereupon it shall automatically renew for additional successive 12-month terms until terminated by either party by submitting a 90-day prior written notice of non-renewal. The firm was formed outside of the United States solely for the purpose of performing services for the Company and has no other clients. Our Chief Technology Officer is an employee of this firm and exerts control over the firm. Pursuant to the Services Agreement, the Company has agreed to pay Recruiter.com Mauritius fees in the amount equal to the actualized documented costs incurred by Recruiter.com Mauritius in rendering the services pursuant to the Services Agreement. Payments to this firm were $235,444 and $181,400 for the years ended December 31, 2020 and 2019, respectively, and are included in product development expense in our consolidated statement of operations.

We are a party to that certain license agreement with Genesys. An executive officer of the Company is a significant equity holder and a member of our Board of directors of Genesys. Pursuant to the License Agreement Genesys has granted us an exclusive license to use certain candidate matching software and render certain related services to us. The Company has agreed to pay to Genesys (now called Opptly) a monthly license fee of $5,000 beginning June 29, 2019 and an annual fee of $1,995 for each recruiter being licensed under the License Agreement along with other fees that may be incurred. The Company has also agreed to pay Genesys monthly sales subscription fees beginning September 5, 2019 when Genesys assists with closing a recruiting program. During the years ended December 31, 2020 and 2019 we charged to operating expenses $167,157 and $93,671, respectively, for services provided by Genesys. As of December 31, 2020, the Company owes Genesys $73,352 in payables.

Icon Information Consultants performs all of the back office and accounting roles for Recruiting Solutions. Icon Information Consultants then charges a fee for the services along with charging for office space (see Note 11). Icon Information Consultants and Icon Industrial Solutions (collectively “Icon”) also provide “Employer of Record” (“EOR”) services to Recruiting Solutions which means that they process all payroll and payroll tax related duties of temporary and contract employees placed at customer sites and is then paid a reimbursement and fee from Recruiting Solutions. A representative of Icon is a member of our board of directors. Icon Canada also acts as an EOR and collects the customer payments and remits the net fee back to Recruiting Solutions. Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $140,642 and $208,158 for the years ended December 31, 2020 and 2019, respectively. EOR costs related to customers processed by Icon Canada was $131,546 and $194,641 for the years ended December 31, 2020 and 2019, respectively. Currently, there is no intercompany agreement for those charges, and they are calculated on a best estimate basis. As of December 31, 2020, the Company owes Icon $706,515 in payables and Icon Canada owes $19,143 to the Company. During the years ended December 31, 2020, we charged to cost of revenue $1,232,359 and $1,887,726, respectively, related to services provided by Icon as our employer of record. During the years ended December 31, 2020 and 2019, we charged to operating expenses $271,163 and $191,729, respectively, related to management fees, rent and other administrative expense. During the year ended December 31, 2020, we charged to interest expense $12,276, related to finance charges on accounts payable owed to Icon.

We also recorded placement revenue from Icon of $31,041 during the year ended December 31, 2020, of which $21,981 is included in accounts receivable at December 31, 2020.